ORGANIZATION AND BUSINESS	12 Months Ended
Jun. 30, 2026
ORGANIZATION AND BUSINESS
ORGANIZATION AND BUSINESS

1.ORGANIZATION AND BUSINESS

Organization and Description of the Business

Lead Real Estate Co., Ltd, together with its wholly owned subsidiaries (the “Company” or “Lead Real Estate”), is headquartered in Tokyo, Japan. The Company is a developer of luxury residential properties, including single-family homes and condominiums, and hotels across Tokyo, Kanagawa prefecture, and Sapporo. In addition, the Company operates hotels in Tokyo and leases apartment building units to individual customers in Japan and Dallas, Texas.

The consolidated financial statements of the Company include Lead Real Estate and the entities below:

Percentage of
	Date of Incorporation or	Place of	direct or indirect
Name	Acquisition	Incorporation	economic ownership
Subsidiaries
Lead Real Estate Global Co., Ltd (“LRE Dallas”)	September 2017	Texas	100% by Lead Real Estate
Real Vision Co., Ltd. (“Real Vision”)	July 2006	Japan	100% by Lead Real Estate
Lead Real Estate HK Co., Limited (“LRE HK”)	February 2014	Hong Kong	100% by Lead Real Estate
LRE Management Co., Ltd. (Formerly Sojiya Japan Co., Ltd.)	January 2020	Japan	100% by Lead Real Estate
GLOCALY Co., Ltd.	June 2026	Japan	100% by Lead Real Estate
Consolidated VIE
Lead Real Estate Cayman Limited (“LRE Cayman”)	August 2019	Cayman Islands	100% by CEO